UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3455

The North Carolina Capital Management Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Term Portfolio

September 30, 2015

1.807741.111
NCT-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 3.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 3.1%
Federal Farm Credit Bank:
0.1839% 9/25/17 (a)	$20,000,000	$19,984,300
0.2343% 8/29/17 (a)	20,000,000	20,005,100
Federal Home Loan Bank 0.207% 3/17/17 (a)	10,000,000	9,998,830
		49,988,230
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $50,011,954)		49,988,230

Commercial Paper - 93.6%
ABN AMRO Funding U.S.A. LLC:
0.4% 10/9/15	10,000,000	9,999,625
0.4% 1/8/16	10,000,000	9,992,222
0.44% 1/11/16	25,000,000	24,979,543
0.45% 1/29/16	15,000,000	14,983,817
Australia & New Zealand Banking Group Ltd.:
yankee 0.28% 10/30/15	15,000,000	14,998,425
0.3128% 12/18/15 (a)	20,000,000	19,999,500
0.3543% 2/26/16 (a)	15,000,000	14,998,890
Bank of Nova Scotia yankee:
0.325% 11/16/15	35,000,000	34,994,838
0.405% 1/25/16	20,000,000	19,979,850
0.535% 4/22/16	20,000,000	19,946,130
BNP Paribas Dublin Branch yankee:
0.32% 12/22/15	20,000,000	19,986,444
0.32% 12/23/15	15,000,000	14,989,640
BNP Paribas New York Branch yankee:
0.35% 12/2/15	25,000,000	24,989,195
0.35% 12/22/15	15,000,000	14,989,833
Ciesco LP 0.5% 2/12/16 (b)	20,000,000	19,972,250
Commonwealth Bank of Australia:
0.3143% 2/29/16 (a)	35,000,000	34,998,285
0.3643% 3/29/16 (a)	25,000,000	24,997,700
Credit Agricole CIB yankee:
0.3% 11/2/15	15,000,000	14,997,993
0.35% 12/7/15	20,000,000	19,991,538
0.43% 12/16/15	1,750,000	1,749,060
0.5% 2/1/16	20,000,000	19,977,198
0.57% 3/1/16	20,000,000	19,959,456
Credit Suisse AG:
yankee:
0.45% 1/5/16	15,000,000	14,987,430
0.46% 10/23/15	20,000,000	19,998,862
0.4743% 4/21/16 (a)	40,000,000	39,997,513
DNB Bank ASA:
yankee 0.33% 11/2/15	10,000,000	9,999,148
0.3812% 3/3/16 (a)	20,000,000	19,998,360
General Electric Capital Corp. 0.4% 12/4/15	15,000,000	14,994,665
ING U.S. Funding LLC yankee 0.32% 10/7/15	15,000,000	14,999,502
JPMorgan Securities LLC:
0.3986% 2/1/16 (a)	30,000,000	29,998,080
0.4186% 3/7/16 (a)	10,000,000	9,999,160
0.42% 12/22/15	25,000,000	24,985,533
0.4543% 4/29/16 (a)	10,000,000	9,998,850
Lloyds Bank PLC yankee:
0.27% 12/23/15	10,000,000	9,993,093
0.29% 12/18/15	10,000,000	9,993,768
0.34% 12/4/15	20,000,000	19,990,900
0.36% 12/16/15	20,000,000	19,988,022
0.44% 2/4/16	15,000,000	14,980,316
Manhattan Asset Funding Co. LLC yankee 0.18% 10/26/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	30,000,000	29,995,449
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.32% 10/5/15	25,000,000	24,999,483
0.32% 10/14/15	15,000,000	14,999,049
0.35% 11/2/15	10,000,000	9,998,213
0.4% 2/3/16	10,000,000	9,986,280
0.41% 2/1/16	10,000,000	9,986,636
Natexis Banques Populaires New York Branch yankee:
0.38% 12/10/15	20,000,000	19,990,770
0.45% 12/21/15	20,000,000	19,987,336
0.49% 2/1/16	20,000,000	19,977,336
0.55% 2/18/16	15,000,000	14,976,030
National Australia Bank Ltd.:
0.3564% 2/12/16 (a)	20,000,000	19,998,540
0.3643% 2/26/16 (a)	20,000,000	19,999,060
Nordea Bank AB 0.395% 1/8/16	10,000,000	9,992,778
Skandinaviska Enskilda Banken AB yankee:
0.29% 12/21/15	20,000,000	19,988,384
0.32% 10/5/15	20,000,000	19,999,708
0.32% 10/30/15	20,000,000	19,997,834
State Street Corp.:
0.45% 12/15/15	20,000,000	19,989,824
0.45% 12/28/15	20,000,000	19,987,194
Sumitomo Mitsui Banking Corp. yankee:
0.35% 11/4/15	20,000,000	19,995,976
0.35% 11/6/15	25,000,000	24,994,630
0.42% 1/4/16	25,000,000	24,978,268
Sumitomo Trust & Banking Co. Ltd. yankee:
0.35% 11/6/15	25,000,000	24,994,630
0.38% 1/4/16	25,000,000	24,978,268
0.4% 1/19/16	20,000,000	19,977,430
Svenska Handelsbanken AB yankee:
0.29% 10/7/15	35,000,000	34,999,216
0.3% 10/13/15	20,000,000	19,999,076
0.4% 1/20/16	20,000,000	19,980,026
Swedbank AB yankee:
0.32% 11/2/15	35,000,000	34,995,188
0.38% 12/22/15	20,000,000	19,989,532
0.405% 1/25/16	20,000,000	19,979,656
Toronto Dominion Holdings (U.S.A.) yankee:
0.3% 1/6/16	10,000,000	9,993,222
0.31% 12/1/15	25,000,000	24,992,895
0.36% 12/7/15	25,000,000	24,991,548
0.38% 11/6/15	17,000,000	16,997,467
Toyota Motor Credit Corp.:
0.2993% 1/19/16 (a)	20,000,000	19,998,820
0.3643% 2/25/16 (a)	15,000,000	14,998,905
0.38% 12/21/15	15,000,000	14,991,800
0.3943% 5/20/16 (a)	15,000,000	14,998,185
UBS Finance, Inc. yankee:
0.41% 12/31/15	15,000,000	14,986,775
0.52% 2/16/16	20,000,000	19,964,942
0.55% 2/17/16	10,000,000	9,982,228
0.57% 4/4/16	10,000,000	9,971,015
0.58% 3/31/16	10,000,000	9,971,889
Westpac Banking Corp. 0.3228% 4/4/16 (a)	10,000,000	9,999,490
TOTAL COMMERCIAL PAPER
(Cost $1,532,676,886)		1,532,925,615
TOTAL INVESTMENT PORTFOLIO - 96.7%
(Cost $1,582,688,840)		1,582,913,845
NET OTHER ASSETS (LIABILITIES) - 3.3%		54,604,249
NET ASSETS - 100%		$1,637,518,094

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,972,250 or 1.2% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $1,582,688,840. Net unrealized appreciation aggregated $225,005, of which $270,357 related to appreciated investment securities and $45,352 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Cash Portfolio

September 30, 2015

1.807740.111
NCC-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper - 50.2%(b)
	Yield(a)	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC
10/1/15 to 12/9/15	0.29 to 0.34%	$136,000,000	$135,959,464
Australia & New Zealand Banking Group Ltd.
11/24/15 to 12/18/15	0.30 to 0.31 (c)	100,000,000	99,977,500
Bank of Nova Scotia
1/25/16	0.41	50,000,000	49,934,750
BNP Paribas New York Branch
12/22/15	0.35	35,000,000	34,972,097
Commonwealth Bank of Australia
11/25/15 to 2/23/16	0.30 to 0.38 (c)	170,000,000	170,000,719
Credit Agricole CIB
10/1/15 to 12/7/15	0.08 to 0.35	164,000,000	163,943,721
Credit Suisse AG
11/18/15	0.31	60,000,000	59,975,200
JPMorgan Securities LLC
12/4/15 to 3/7/16	0.37 to 0.42 (c)	160,000,000	160,000,000
Lloyds Bank PLC
12/18/15 to 12/23/15	0.27 to 0.29	90,000,000	89,943,683
Mitsubishi UFJ Trust & Banking Corp.
10/7/15 to 2/1/16	0.31 to 0.41	140,000,000	139,879,750
Natexis Banques Populaires New York Branch
10/1/15 to 12/17/15	0.15 to 0.38	195,000,000	194,899,228
National Australia Bank Ltd.
1/29/16	0.36 (c)	50,000,000	50,000,000
Nationwide Building Society
11/13/15	0.40	5,000,000	4,997,611
Skandinaviska Enskilda Banken AB
12/21/15	0.29	50,000,000	49,967,375
State Street Corp.
12/15/15 to 12/28/15	0.45	56,000,000	55,941,000
Sumitomo Mitsui Banking Corp.
10/13/15 to 1/19/16	0.32 to 0.42	184,000,000	183,865,989
Sumitomo Trust & Banking Co. Ltd.
1/4/16 to 1/19/16	0.38 to 0.40	90,000,000	89,900,972
Svenska Handelsbanken AB
10/8/15 to 11/25/15	0.29 to 0.30	55,000,000	54,986,850
Swedbank AB
11/13/15 to 2/1/16	0.30 to 0.41	85,000,000	84,917,417
Toronto Dominion Holdings (U.S.A.)
11/25/15 to 2/2/16	0.31 to 0.51	117,000,000	116,920,485
Toyota Motor Credit Corp.
12/21/15	0.38	35,000,000	34,970,075
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,025,953,886)			2,025,953,886

Asset Backed Commercial Paper - 1.7%(b)
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

10/1/15	0.13	15,000,000	15,000,000
10/2/15	0.15	35,000,000	34,999,854
10/6/15	0.15	20,000,000	19,999,583
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $69,999,437)			69,999,437

Other Commercial Paper - 4.1%(b)
BNP Paribas Dublin Branch
12/22/15	0.32	40,000,000	39,970,844
Danaher Corp.
10/2/15 to 10/19/15	0.15 to 0.35	41,000,000	40,997,950
Nordea Bank AB
11/20/15 to 12/11/15	0.35 to 0.38	85,000,000	84,949,675
TOTAL OTHER COMMERCIAL PAPER
(Cost $165,918,469)			165,918,469

Government Agency Debt - 13.5%
Federal Agencies - 13.5%
Federal Farm Credit Bank
9/19/16	0.21 (c)	20,000,000	19,999,019
Federal Home Loan Bank
11/12/15 to 3/17/17	0.14 to 0.22 (c)	346,000,000	345,940,355
Freddie Mac
7/21/16 to 11/14/16	0.15 to 0.21 (c)	180,000,000	179,979,345
TOTAL GOVERNMENT AGENCY DEBT
(Cost $545,918,719)			545,918,719

Treasury Repurchase Agreement - 29.7%
	Maturity Amount	Value
In a joint trading account at 0.07% dated 9/30/15 due 10/1/15 (Collateralized by U.S. Treasury Obligations) #		$
(Cost $1,200,319,000)	$1,200,321,412	$1,200,319,000
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $4,008,109,511)		4,008,109,511
NET OTHER ASSETS (LIABILITIES) - 0.8%		32,497,464
NET ASSETS - 100%		$4,040,606,975

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio’s investments are in commercial paper of banks, finance companies and companies in the securities industry.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,200,319,000 due 10/01/15 at 0.07%
BNP Paribas Securities Corp.	$740,000,000
HSBC Securities (USA), Inc.	460,319,000
$1,200,319,000

Income Tax Information

At September 30, 2015 the cost for Federal Income Tax Purposes was $4,008,109,511.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the The North Carolina Capital Management Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015